Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Schedule of Condensed Income Statement
The following table presents the Company’s unaudited quarterly financial data:

	For the three months ended
	March 31, 2018	June 30, 2018	Sept. 30, 2018	Dec. 31, 2018	March 31, 2019	June 30, 2019	Sept. 30, 2019	Dec. 31, 2019
	(in thousands, except per share data)
Revenue	$291,356	$287,770	$283,770	$282,395	$280,683	$278,204	$277,193	$277,198
Gross profit	157,450	157,024	154,825	155,255	156,829	138,617	156,438	151,098
Income from operations	31,402	37,775	42,618	35,151	35,154	16,655	38,729	58,448
Net (loss) income attributable to Endurance International Group Holdings, Inc.(1)	$(2,528)	$627	$(6,335)	$12,770	$(3,488)	$(26,228)	$7,816	$9,553
Basic net (loss) income per share attributable to Endurance International Group Holdings, Inc.	$(0.02)	$0.00	$(0.04)	$0.09	$(0.02)	$(0.18)	$0.05	$0.07
Diluted net (loss) income per share attributable to Endurance International Group Holdings, Inc.	$(0.02)	$0.00	$(0.04)	$0.09	$(0.02)	$(0.18)	$0.05	$0.07